Valuation and Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase in valuation allowance during the year			$ 4,202,854
Revaluation of deferred income tax balances for new rates under TCJA			4,867,893
Allowance for uncollectible amounts, cash discounts, chargebacks, and credits issued for damaged products:
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 804,420	$ 326,697	446,514
Charged to costs and expenses	5,915,066	4,610,899	3,371,446
Charged to other accounts	0	0	0
Deductions	(5,927,435)	(4,133,176)	(3,491,263)
Balance at end of period	792,051	804,420	326,697
Valuation allowance for deferred tax assets:
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	17,382,052	15,632,235	388,500
Charged to costs and expenses	1,129,109	1,749,817	(665,039)
Charged to other accounts	0	0	15,908,774
Deductions	0	0	0
Balance at end of period	$ 18,511,161	$ 17,382,052	$ 15,632,235